Segment - Long-term assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-term assets	¥ 1,186,204	¥ 679,862
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-term assets	1,144,643	665,511
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-term assets	39,312
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-term assets	2,146	¥ 14,351
Switzerland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-term assets	¥ 103